 [LOGO Prudential]                           William J. Evers
                                             Vice President, Corporate Counsel

                                             751 Broad Street, Newark,
                                             NJ 07102-3777
                                             Tel 973 802-3716
                                             william.evers@prudential.com

April 9, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:    Pruco Life Insurance Company ("Depositor")
       Pruco Life Flexible Premium Variable Annuity Account ("Registrant") Post-Effective Amendments to Registration Statements on Form N-4 Rule 485(b) under the Securities Act of 1933

Members of the Commission:

On behalf of the above-referenced Registrant, and in accordance with Rule 485(b) under the Securities Act of 1933, we enclose post-effective amendments to each of the Registration Statements shown below.

               File No.                              1940 Act No.
               --------                              ------------
              333-130989                               811-07325
              333-144639                               811-07325
              333-162673                               811-07325
              333-162680                               811-07325
              333-170466                               811-07325
              333-184541                               811-07325
              333-184887                               811-07325
              333-184888                               811-07325
              333-184890                               811-07325

As counsel to the Registrant, I represent that each filing does not contain disclosure that would render the filing ineligible to become effective under Rule 485(b).

Please call me at (973) 802-3716 if you have any questions.

Very truly yours,

/s/ William J. Evers
-------------------------
William J. Evers